UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

Item 1.	Reports to Stockholders.

(a)

DWS Communications Fund

Class A: COMAX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Communications Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.42%

Gross expense ratio as of the latest prospectus: 1.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	101,757,760
Number of Portfolio Holdings	44
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	409,802

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	8%
Convertible Bonds	1%
Call Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Interactive Media & Services	46%
Entertainment	21%
Diversified Telecommunication Services	8%
Wireless Telecommunication Services	5%
Media	4%
Software	3%
Professional Services	2%
Specialized REITs	2%
Household Durables	1%
Hotels, Restaurants & Leisure	0%
Diversified Consumer Services	0%
Broadline Retail	0%
Total	92%

Top Ten Holdings

Holdings	67.9% of Net Assets
Meta Platforms, Inc.	21.0%
Alphabet, Inc.	20.4%
Netflix, Inc.	7.2%
Verizon Communications, Inc.	4.3%
Walt Disney Co.	4.1%
T-Mobile U.S., Inc.	3.5%
Deutsche Telekom AG	2.1%
Pinterest, Inc.	2.0%
Trade Desk, Inc.	1.7%
ROBLOX Corp.	1.6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DCF-TSRS-A

 R-101795-1 (8/24)

DWS Communications Fund

Class S: COMSX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Communications Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$64	1.17%

Gross expense ratio as of the latest prospectus: 1.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	101,757,760
Number of Portfolio Holdings	44
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	409,802

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	8%
Convertible Bonds	1%
Call Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Interactive Media & Services	46%
Entertainment	21%
Diversified Telecommunication Services	8%
Wireless Telecommunication Services	5%
Media	4%
Software	3%
Professional Services	2%
Specialized REITs	2%
Household Durables	1%
Hotels, Restaurants & Leisure	0%
Diversified Consumer Services	0%
Broadline Retail	0%
Total	92%

Top Ten Holdings

Holdings	67.9% of Net Assets
Meta Platforms, Inc.	21.0%
Alphabet, Inc.	20.4%
Netflix, Inc.	7.2%
Verizon Communications, Inc.	4.3%
Walt Disney Co.	4.1%
T-Mobile U.S., Inc.	3.5%
Deutsche Telekom AG	2.1%
Pinterest, Inc.	2.0%
Trade Desk, Inc.	1.7%
ROBLOX Corp.	1.6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DCF-TSRS-S

 R-101795-1 (8/24)

DWS Communications Fund

Institutional Class: COMZX

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Communications Fund ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.17%

Gross expense ratio as of the latest prospectus: 1.37%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	101,757,760
Number of Portfolio Holdings	44
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	409,802

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	8%
Convertible Bonds	1%
Call Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Interactive Media & Services	46%
Entertainment	21%
Diversified Telecommunication Services	8%
Wireless Telecommunication Services	5%
Media	4%
Software	3%
Professional Services	2%
Specialized REITs	2%
Household Durables	1%
Hotels, Restaurants & Leisure	0%
Diversified Consumer Services	0%
Broadline Retail	0%
Total	92%

Top Ten Holdings

Holdings	67.9% of Net Assets
Meta Platforms, Inc.	21.0%
Alphabet, Inc.	20.4%
Netflix, Inc.	7.2%
Verizon Communications, Inc.	4.3%
Walt Disney Co.	4.1%
T-Mobile U.S., Inc.	3.5%
Deutsche Telekom AG	2.1%
Pinterest, Inc.	2.0%
Trade Desk, Inc.	1.7%
ROBLOX Corp.	1.6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DCF-TSRS-I

 R-101795-1 (8/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2024
Semiannual Financial Statements and Other Information
DWS Communications Fund

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
14	Notes to Financial Statements
26	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Communications Fund

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 90.5%
Broadline Retail 0.2%
Alibaba Group Holding Ltd. (ADR)	2,889	208,008
Diversified Consumer Services 0.3%
Duolingo, Inc.*	1,293	269,810
Diversified Telecommunication Services 8.0%
Cogent Communications Holdings, Inc.	14,319	808,164
Deutsche Telekom AG (Registered)	86,751	2,186,017
Nippon Telegraph & Telephone Corp.	835,100	789,196
Verizon Communications, Inc.	105,992	4,371,110
		8,154,487
Entertainment 21.3%
Live Nation Entertainment, Inc.*	12,037	1,128,348
Netflix, Inc.*	10,879	7,342,020
Nintendo Co., Ltd.	26,300	1,403,845
ROBLOX Corp. “A” *	42,927	1,597,314
Sea Ltd. (ADR)*	19,007	1,357,480
Spotify Technology SA*	4,280	1,343,021
Take-Two Interactive Software, Inc.*	9,219	1,433,462
Universal Music Group NV	40,267	1,196,420
Walt Disney Co.	41,550	4,125,500
Warner Music Group Corp. “A”	25,251	773,943
		21,701,353
Hotels, Restaurants & Leisure 0.5%
DraftKings, Inc. “A” *	7,950	303,452
Entain PLC	20,460	162,111
		465,563
Household Durables 0.6%
Sony Group Corp.	6,900	588,306
Interactive Media & Services 44.6%
Alphabet, Inc. “A”	50,772	9,248,120
Alphabet, Inc. “C”	62,774	11,514,007
Baidu, Inc. (ADR)*	6,877	594,723
Meta Platforms, Inc. “A”	42,473	21,415,736
Pinterest, Inc. “A” *	45,512	2,005,714
Yelp, Inc.*	17,482	645,960
		45,424,260
The accompanying notes are an integral part of the financial statements.

DWS Communications Fund	|	3

	Shares	Value ($)
Media 3.5%
Criteo SA (ADR)*	30,099	1,135,334
New York Times Co. “A”	14,800	757,908
Trade Desk, Inc. “A” *	17,327	1,692,328
		3,585,570
Professional Services 1.8%
RELX PLC	30,193	1,384,888
Wolters Kluwer NV	2,566	425,343
		1,810,231
Software 2.9%
Applovin Corp. “A” *	6,215	517,212
Clear Secure, Inc. “A”	20,491	383,387
Doubleverify Holdings, Inc.*	48,815	950,428
PowerSchool Holdings, Inc. “A” *	42,828	958,919
Zoom Video Communications, Inc. “A” *	3,333	197,280
		3,007,226
Specialized REITs 1.5%
American Tower Corp.	5,518	1,072,589
Crown Castle, Inc.	5,223	510,287
		1,582,876
Wireless Telecommunication Services 5.3%
KDDI Corp.	47,100	1,247,623
Rogers Communications, Inc. “B”	15,078	557,689
T-Mobile U.S., Inc.	20,153	3,550,556
		5,355,868
Total Common Stocks (Cost $51,527,832)		92,153,558

	Principal Amount ($)	Value ($)
Convertible Bonds 1.2%
Interactive Media & Services
Match Group Financeco 3, Inc., 144A, 2.0%, 1/15/2030	734,000	601,927
Snap, Inc., 144A, 0.5%, 5/1/2030	589,000	606,670
Total Convertible Bonds (Cost $1,174,931)		1,208,597

The accompanying notes are an integral part of the financial statements.

4	|	DWS Communications Fund

	Contracts/ Notional Amount	Value ($)
Call Options Purchased 0.6%
Exchange-Traded Options
Alphabet, Inc., Expiration Date 1/17/2025, Strike Price $180.0 (Cost $252,535)	282 28,200	585,150

	Shares	Value ($)
Cash Equivalents 7.8%
DWS Central Cash Management Government Fund, 5.36% (a) (Cost $7,948,631)	7,948,631	7,948,631

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $60,903,929)	100.1	101,895,936
Other Assets and Liabilities, Net	(0.1)	(138,176)
Net Assets	100.0	101,757,760
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.24% (a) (b)
—	0 (c)	—	—	—	234	—	—	—
Cash Equivalents 7.8%
DWS Central Cash Management Government Fund, 5.36% (a)
4,416,570	12,712,726	9,180,665	—	—	39,560	—	7,948,631	7,948,631
4,416,570	12,712,726	9,180,665	—	—	39,794	—	7,948,631	7,948,631

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.

DWS Communications Fund	|	5

(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Broadline Retail	$208,008	$—	$—	$208,008
Diversified Consumer Services	269,810	—	—	269,810
Diversified Telecommunication Services	5,179,274	2,975,213	—	8,154,487
Entertainment	19,101,088	2,600,265	—	21,701,353
Hotels, Restaurants & Leisure	303,452	162,111	—	465,563
Household Durables	—	588,306	—	588,306
Interactive Media & Services	45,424,260	—	—	45,424,260
Media	3,585,570	—	—	3,585,570
Professional Services	—	1,810,231	—	1,810,231
Software	3,007,226	—	—	3,007,226
Specialized REITs	1,582,876	—	—	1,582,876
Wireless Telecommunication Services	4,108,245	1,247,623	—	5,355,868
Convertible Bonds	—	1,208,597	—	1,208,597
Call Options Purchased	585,150	—	—	585,150
Short-Term Investments	7,948,631	—	—	7,948,631
Total	$91,303,590	$10,592,346	$—	$101,895,936
The accompanying notes are an integral part of the financial statements.

6	|	DWS Communications Fund

Statement of Assets and Liabilities
as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $52,955,298)	$93,947,305
Investment in DWS Central Cash Management Government Fund (cost $7,948,631)	7,948,631
Cash	1,153,124
Foreign currency, at value (cost $84,540)	84,031
Receivable for Fund shares sold	3,312
Dividends receivable	18,420
Interest receivable	7,152
Affiliated securities lending income receivable	145
Foreign taxes recoverable	2,725
Other assets	41,283
Total assets	103,206,128
Liabilities
Payable for investments purchased	1,153,124
Payable for Fund shares redeemed	113,446
Accrued management fee	64,280
Accrued Trustees' fees	244
Other accrued expenses and payables	117,274
Total liabilities	1,448,368
Net assets, at value	$101,757,760
Net Assets Consist of
Distributable earnings (loss)	35,708,231
Paid-in capital	66,049,529
Net assets, at value	$101,757,760
The accompanying notes are an integral part of the financial statements.

DWS Communications Fund	|	7

Statement of Assets and Liabilities as of June 30, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($80,249,039 ÷ 2,398,924 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$33.45
Maximum offering price per share (100 ÷ 94.25 of $33.45)	$35.49
Class S
Net Asset Value, offering and redemption price per share ($925,499 ÷ 26,760 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$34.59
Institutional Class
Net Asset Value, offering and redemption price per share ($20,583,222 ÷ 595,024 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$34.59
The accompanying notes are an integral part of the financial statements.

8	|	DWS Communications Fund

Statement of Operations
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $10,090)	$473,282
Interest	19,329
Income distributions — DWS Central Cash Management Government Fund	39,560
Affiliated securities lending income	234
Total income	532,405
Expenses:
Management fee	432,996
Administration fee	46,677
Services to shareholders	61,150
Distribution and service fees	81,282
Custodian fee	4,134
Professional fees	34,398
Reports to shareholders	16,986
Registration fees	31,898
Trustees' fees and expenses	3,036
Other	8,571
Total expenses before expense reductions	721,128
Expense reductions	(60,978)
Total expenses after expense reductions	660,150
Net investment income (loss)	(127,745)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	4,017,791
Foreign currency	(16,967)
4,000,824
Change in net unrealized appreciation (depreciation) on:
Investments	12,597,292
Foreign currency	(5,886)
12,591,406
Net gain (loss)	16,592,230
Net increase (decrease) in net assets resulting from operations	$16,464,485
The accompanying notes are an integral part of the financial statements.

DWS Communications Fund	|	9

Statements of Changes in Net Assets
	Six Months Ended June 30, 2024	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income (loss)	$(127,745)	$(210,769)
Net realized gain (loss)	4,000,824	(1,270,593)
Change in net unrealized appreciation (depreciation)	12,591,406	28,783,425
Net increase (decrease) in net assets resulting from operations	16,464,485	27,302,063
Fund share transactions:
Proceeds from shares sold	2,969,971	13,399,635
Payments for shares redeemed	(6,473,219)	(23,092,595)
Net increase (decrease) in net assets from Fund share transactions	(3,503,248)	(9,692,960)
Increase (decrease) in net assets	12,961,237	17,609,103
Net assets at beginning of period	88,796,523	71,187,420
Net assets at end of period	$101,757,760	$88,796,523

The accompanying notes are an integral part of the financial statements.

10	|	DWS Communications Fund

Financial Highlights
DWS Communications Fund — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$28.19	$20.00	$33.19	$32.48	$25.79	$20.47
Income (loss) from investment operations:
Net investment income (loss)[a]	(.05 )	(.08 )	(.16 )	(.32 )	(.12 )	.01
Net realized and unrealized gain (loss)	5.31	8.27	(13.02)	3.64	6.81	5.33
Total from investment operations	5.26	8.19	(13.18)	3.32	6.69	5.34
Less distributions from:
Net investment income	—	—	—	(.51 )	—	(.02 )
Net realized gains	—	—	(.01 )	(2.10)	—	—
Total distributions	—	—	(.01 )	(2.61)	—	(.02 )
Net asset value, end of period	$33.45	$28.19	$20.00	$33.19	$32.48	$25.79
Total Return (%)[b]	18.66 c*	40.95 [c]	(39.72)[c]	10.35	25.94 [c]	26.06 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	80	71	55	101	100	85
Ratio of expenses before expense reductions (%)	1.55 **	1.72	1.72	1.58	1.66	1.69
Ratio of expenses after expense reductions (%)	1.42 **	1.50	1.62	1.58	1.63	1.60
Ratio of net investment income (loss) (%)	(.31 )**	(.32 )	(.64 )	(.88 )	(.43 )	.05
Portfolio turnover rate (%)	8 *	27	24	24	19	22

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Communications Fund	|	11

DWS Communications Fund — Class S
	Six Months Ended 6/30/24	Year Ended December 31,	Period Ended
	(Unaudited)	2023	12/31/22[a]
Selected Per Share Data
Net asset value, beginning of period	$29.10	$20.60	$23.95
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01 )	(.03 )	(.03 )
Net realized and unrealized gain (loss)	5.50	8.53	(3.31)
Total from investment operations	5.49	8.50	(3.34)
Less distributions from:
Net realized gains	—	—	(.01 )
Net asset value, end of period	$34.59	$29.10	$20.60
Total Return (%)[c]	18.87 *	41.26	(13.96)*
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	925	400	19
Ratio of expenses before expense reductions (%)	1.38 **	1.56	1.55 **
Ratio of expenses after expense reductions (%)	1.17 **	1.24	1.32 **
Ratio of net investment income (loss) (%)	(.07 )**	(.13 )	(.32 )**
Portfolio turnover rate (%)	8 *	27	24 [d]

[a]	For the period from August 1, 2022 (commencement of operations) to December 31, 2022.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2022.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

12	|	DWS Communications Fund

DWS Communications Fund — Institutional Class
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$29.11	$20.60	$34.11	$33.33	$26.41	$20.96
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01 )	.01	(.07 )	(.24 )	(.06 )	.07
Net realized and unrealized gain (loss)	5.49	8.50	(13.43)	3.73	6.98	5.46
Total from investment operations	5.48	8.51	(13.50)	3.49	6.92	5.53
Less distributions from:
Net investment income	—	—	—	(.61 )	—	(.08 )
Net realized gains	—	—	(.01 )	(2.10)	—	—
Total distributions	—	—	(.01 )	(2.71)	—	(.08 )
Net asset value, end of period	$34.59	$29.11	$20.60	$34.11	$33.33	$26.41
Total Return (%)	18.83 b*	41.31 [b]	(39.59)[b]	10.62	26.20 [b]	26.39 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	17	16	10	8	4
Ratio of expenses before expense reductions (%)	1.29 **	1.44	1.48	1.35	1.41	1.44
Ratio of expenses after expense reductions (%)	1.17 **	1.25	1.34	1.35	1.39	1.36
Ratio of net investment income (loss) (%)	(.06 )**	.03	(.29 )	(.66 )	(.22 )	.27
Portfolio turnover rate (%)	8 *	27	24	24	19	22

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Communications Fund	|	13

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Communications Fund (the “Fund” ) is a non-diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions. Prior to March 25, 2024, the Fund also offered Class C shares. Class C shares were not subject to an initial sales charge but were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the termination and liquidation of Class C Shares, effective March 25, 2024 (the “Liquidation Date” ).
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund

14	|	DWS Communications Fund

pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

DWS Communications Fund	|	15

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period.

16	|	DWS Communications Fund

There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had no securities on loan.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2023, the Fund had net tax basis capital loss carryforwards of $9,119,912, including short-term losses ($6,433,421) and long-term losses ($2,686,491), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $60,948,497. The net unrealized appreciation for all

DWS Communications Fund	|	17

investments based on tax cost was $40,947,439. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $43,028,134 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,080,695.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

18	|	DWS Communications Fund

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.
B.
Derivative Instruments
An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the period ended June 30, 2024, the Fund entered into options contracts in order to manage the risk of stock market volatility.
If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
A summary of open purchased option contracts as of June 30, 2024 is included in the Fund’s Investment Portfolio. For the six months ended June 30, 2024, the investment in purchased options contracts had a total value generally indicative of a range from $0 to approximately $585,000.
The following table summarizes the value of the Fund’s derivative instruments held as of June 30, 2024 and the related location in the

DWS Communications Fund	|	19

accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options
Equity Contracts (a)	$585,150
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Investments in securities at value (includes purchased options).
Additionally, the amount of unrealized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options
Equity Contracts (a)	$(53,208)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from investments (includes purchased options)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options
Equity Contracts (a)	$345,321
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options)
C.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $7,614,244 and $15,279,752, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

20	|	DWS Communications Fund

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $100 million of the Fund’s average daily net assets	.90%
Next $100 million of such net assets	.80%
Next $100 million of such net assets	.75%
Next $200 million of such net assets	.70%
Next $500 million of such net assets	.63%
Next $500 million of such net assets	.58%
Over $1.5 billion of such net assets	.55%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.90% of the Fund’s average daily net assets.
For the period from January 1, 2024 through April 30, 2025 (through March 25, 2024 (Class C liquidation date) for Class C shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.42%
Class C	2.17%
Class S	1.17%
Institutional Class	1.17%
For the six months ended June 30, 2024 (through March 25, 2024 (Class C liquidation date) for Class C shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$48,799
Class C	379
Class S	719
Institutional Class	11,081
$60,978
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services

DWS Communications Fund	|	21

provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $46,677, of which $8,025 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024 (through March 25, 2024 (Class C liquidation date) for Class C shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$20,202	$6,734
Class C	107	—
Class S	551	100
Institutional Class	156	51
	$21,016	$6,885
In addition, for the six months ended June 30, 2024 (through March 25, 2024 (Class C liquidation date) for Class C shares), the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$26,265
Class C	220
Institutional Class	6,430
$32,915
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, received a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the

22	|	DWS Communications Fund

period from January 1, 2024 through March 25, 2024 (Class C liquidation date), the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2024
Class C	$1,300	$—
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2024 (through March 25, 2024 (Class C liquidation date) for Class C shares), the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2024	Annualized Rate
Class A	$79,574	$32,131.21%
Class C	408	209.24%
	$79,982	$32,340
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2024 aggregated $3,399.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2024 (through March 25, 2024 (Class C liquidation date)), the CDSC for Class C shares aggregated $31. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $659, of which $483 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are

DWS Communications Fund	|	23

managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $17.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.

24	|	DWS Communications Fund

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	30,396	$931,806	55,257	$1,393,517
Class C	148 *	3,740 *	5,829	124,323
Class S	15,729	501,278	20,089	498,154
Institutional Class	48,026	1,533,147	442,363	11,383,641
		$2,969,971		$13,399,635
Shares redeemed
Class A	(138,331)	$(4,354,264)	(275,938)	$(6,792,480)
Class C	(29,010)*	(799,228)*	(16,196)	(344,824)
Class S	(2,713)	(88,850)	(7,252)	(199,827)
Institutional Class	(38,010)	(1,230,877)	(630,650)	(15,755,464)
		$(6,473,219)		$(23,092,595)
Net increase (decrease)
Class A	(107,935)	$(3,422,458)	(220,681)	$(5,398,963)
Class C	(28,862)*	(795,488)*	(10,367)	(220,501)
Class S	13,016	412,428	12,837	298,327
Institutional Class	10,016	302,270	(188,287)	(4,371,823)
		$(3,503,248)		$(9,692,960)

*	For the period from January 1, 2024 to March 25, 2024 (Class C liquidation date).

DWS Communications Fund	|	25

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Communications Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

26	|	DWS Communications Fund

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022. The Board observed that there were limitations to the usefulness of the comparative data provided by Morningstar, noting that the applicable Morningstar universe for the Fund was of limited relevance due to the universe’s small size, among other factors.

DWS Communications Fund	|	27

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that, effective October 1, 2023, in connection with the 2023 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board also observed that the Broadridge expense universe for the Fund was of limited relevance due to its small size, among other factors. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA

28	|	DWS Communications Fund

and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the

DWS Communications Fund	|	29

best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

30	|	DWS Communications Fund

DCF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/29/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/29/2024